Summary of Significant Accounting Policies - Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2020 customer segment	Dec. 31, 2019 customer
Accounting Policies [Abstract]
Number of reportable segments | segment	1
Revenue, Major Customer [Line Items]
Number of customers | customer	15	11
Top Three Customers
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	69.10%	69.30%
Revenue Benchmark | Customer one
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	28.60%	32.80%
Revenue Benchmark | Customer two
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	28.60%	21.80%
Revenue Benchmark | Customer three
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	11.90%	14.70%